INCOME TAX AND SOCIAL CONTRIBUTION (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Before Tax [Member]
IfrsStatementLineItems [Line Items]
Debt instruments at fair value through other comprehensive income	R$ (10,616,772)	R$ 8,792,390
Exchange differences on translations of foreign operations	759,955	21,664
Other	4,429,936	(2,183,307)
Total	(5,426,881)	6,630,746
Tax Expense Benefit [Member]
IfrsStatementLineItems [Line Items]
Debt instruments at fair value through other comprehensive income	4,351,914	(3,725,426)
Exchange differences on translations of foreign operations	(341,980)	(9,749)
Other	(1,993,471)	982,488
Total	2,016,463	(2,752,686)
Net Of Tax [Member]
IfrsStatementLineItems [Line Items]
Debt instruments at fair value through other comprehensive income	(6,264,858)	5,066,964
Exchange differences on translations of foreign operations	417,975	11,915
Other	2,436,465	(1,200,819)
Total	R$ (3,410,418)	R$ 3,878,060